                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  181 Bay Street, Suite 4600, Brookfield Place, Toronto, On M5J
          2T3 Canada

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada     February 12, 2009
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              NONE
Form 13F Information Table Entry Total:          115
Form 13F Information Table Value Total:     $745,853
                                         -----------
                                         (thousands)

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

                                                                                                      VOTING AUTHORITY
                                                                                                    ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL  DECISION  MGRS    SOLE    SHARED NONE
--------------                -------------- --------- -------- --------- --- ---- ---------- ----- --------- ------ ----
ABBOTT LABORATORIES                COM       002824100  31,904    490,790 SH          SOLE            490,790
ABERCROMBIE & FITCH CO 'A'        CL A       002896207   6,482    230,700 SH          SOLE            230,700
ACCENTURE LTD.--CLASS 'A'         CL A       G1150G111     542     13,560 SH          SOLE             13,560
ADOBE SYSTEMS INC.                 COM       00724F101   2,485     95,820 SH          SOLE             95,820
AFFILIATED COMPUTER SRVS 'A'      CL A       008190100     313      5,600 SH          SOLE              5,600
AMDOCS LIMITED                     ORD       G02602103   4,797    215,350 SH          SOLE            215,350
AMERICAN ITALIAN PASTA CO-A       CL A       027070101  38,261  1,406,140 SH          SOLE          1,406,140
AMERICAN TOWER CORP-CL A          CL A       029912201   1,957     54,800 SH          SOLE             54,800
ANADARKO PETROLEUM CORP.           COM       032511107   4,030     85,831 SH          SOLE             85,831
APACHE CORP. COMMON                COM       037411105  10,974    120,890 SH          SOLE            120,890
APOLLO GROUP INC. 'A'             CL A       037604105     529      5,670 SH          SOLE              5,670
APPLE INC.                         COM       037833100  27,857    267,970 SH          SOLE            267,970
APTARGROUP INC                     COM       038336103   1,073     25,000 SH          SOLE             25,000
AT&T CORP.                         COM       00206R102   9,239    266,152 SH          SOLE            266,152
AUTODESK INC.                      COM       052769106   1,613     67,400 SH          SOLE             67,400
AUTOMATIC DATA PROCESSING          COM       053015103   6,694    139,700 SH          SOLE            139,700
AUTOZONE INC.                      COM       053332102   2,497     14,700 SH          SOLE             14,700
BAXTER INTERNATIONAL INC.          COM       071813109   2,735     41,900 SH          SOLE             41,900
BECTON, DICKINSON & COMPANY        COM       075887109   7,122     85,500 SH          SOLE             85,500
BIOGEN IDEC INC.                   COM       09062X103  13,497    232,660 SH          SOLE            232,660
BRISTOL MYERS SQUIBB
 COMPANY                           COM       110122108  29,790  1,051,971 SH          SOLE          1,051,971
CDN PACIFIC RAILWAY LTD            COM       13645T100     295      7,200 SH          SOLE              7,200
CHEVRONTEXACO CORP.                COM       166764100   6,624     73,525 SH          SOLE             73,525
CHIPOTLE MEXICAN GRILL 'B'        CL B       169656204     851     12,200 SH          SOLE             12,200
CISCO SYSTEMS INC.                 COM       17275R102   4,470    225,137 SH          SOLE            225,137
COCA-COLA ENTERPRISES              COM       191219104   5,799    395,800 SH          SOLE            395,800
COMCAST CORPORATION
 SPECIAL A                      CL A SPL     20030N200   4,833    245,680 SH          SOLE            245,680
CORRECTIONS CORP. OF AMERICA     COM NEW     22025Y407     560     28,100 SH          SOLE             28,100
COVANCE INC.                       COM       222816100     342      6,100 SH          SOLE              6,100
CUMMINS INC.                       COM       231021106   1,563     48,000 SH          SOLE             48,000
CVS/CAREMARK CORPORATION           COM       126650100   2,713     77,500 SH          SOLE             77,500
DELTA AIR LINES INC.             COM NEW     247361702     369     26,470 SH          SOLE             26,470
DEVON ENERGY CORPORATION           COM       25179M103     896     11,190 SH          SOLE             11,190
DIONEX CORP                        COM       025456104   1,841     33,700 SH          SOLE             33,700
DUN & BRADSTREET
 CORPORATION                       COM       264830100   5,698     60,600 SH          SOLE             60,600
EMERSON ELECTRIC CO.               COM       291011104   2,016     45,200 SH          SOLE             45,200
EXPRESS SCRIPTS INC.               COM       302182100   9,681    144,560 SH          SOLE            144,560
EXXON MOBIL CORPORATION            COM       30231G102   1,436     14,771 SH          SOLE             14,771
FLOWSERVE CORP.                    COM       34354P105   1,424     22,700 SH          SOLE             22,700
GENERAL ELECTRIC CO.               COM       369604103     296     15,013 SH          SOLE             15,013
GENUINE PARTS CO.                  COM       372460105  11,418    247,600 SH          SOLE            247,600
GENZYME CORP.                      COM       372917104   4,940     61,110 SH          SOLE             61,110
GREEN MOUNTAIN COFFEE
 ROASTE                            COM       393122106     575     12,200 SH          SOLE             12,200
H. J. HEINZ COMPANY                COM       423074103  13,417    292,960 SH          SOLE            292,960
HEWLETT-PACKARD CO.                COM       428236103   4,037     91,340 SH          SOLE             91,340
HUMANA INC.                        COM       444859102   1,108     24,400 SH          SOLE             24,400
ISHARES COMEX GOLD TRUST         ISHARES     464285105   6,397     60,610 SH          SOLE             60,610
ISHARES IBOXX INV GR BOND       IBOXX INV
 FUND                             CPBD       464287242  65,969    532,830 SH          SOLE            532,830
ISHARES RUSSELL 2000             RUSSELL
                                  2000       464287655   9,759    162,723 SH          SOLE            162,723
ISHARES S&P 500 INDEX FUND       S&P 500
                                  INDEX      464287200  16,012    145,570 SH          SOLE            145,570
JACKSON HEWITT TAX SVCS INC        COM       468202106  10,587    553,996 SH          SOLE            553,996
JM SMUCKER CO.                   COM NEW     832696405   1,265     23,960 SH          SOLE             23,960
JOHNSON & JOHNSON                  COM       478160104  20,272    278,188 SH          SOLE            278,188
JOHNSON CONTROLS INC.              COM       478366107   1,104     49,900 SH          SOLE             49,900
KBR INC.                           COM       48242W106   4,085    220,640 SH          SOLE            220,640
L-3 COMMUNICATIONS HOLDINGS        COM       502424104   1,483     16,500 SH          SOLE             16,500
LABORATORY CORP. OF AMER
 HLDS                            COM NEW     50540R409  23,260    296,490 SH          SOLE            296,490
LAMAR ADVERTISING
 COMPANY 'A'                      CL A       512815101     242     15,800 SH          SOLE             15,800
LENDER PROCESSING SERVICES         COM       52602E102     701     19,530 SH          SOLE             19,530
LEXMARK INTL. GROUP INC. 'A'      CL A       529771107   1,051     32,070 SH          SOLE             32,070
LINCOLN ELECTRIC HOLDINGS          COM       533900106   3,485     56,180 SH          SOLE             56,180
LOCKHEED MARTIN CORP.              COM       539830109   4,226     41,270 SH          SOLE             41,270
LORILLARD INC.                     COM       544147101  19,896    289,890 SH          SOLE            289,890
MASTERCARD INC-CLASS A            CL A       57636Q104   7,269     41,755 SH          SOLE             41,755
MCDONALDS CORP.                    COM       580135101  10,323    136,280 SH          SOLE            136,280
MICROSOFT CORPORATION              COM       594918104  10,634    449,110 SH          SOLE            449,110
MONSANTO COMPANY                   COM       61166W101   9,992    116,610 SH          SOLE            116,610
NABORS INDUSTRIES INC.             COM       G6359F103     212     14,550 SH          SOLE             14,550
NATIONAL OILWELL VARCO INC.        COM       637071101     414     13,910 SH          SOLE             13,910
NATIONAL PRESTO INDS INC.          COM       637215104   1,938     20,660 SH          SOLE             20,660

NEUSTAR INC-CLASS A                CL A    64126X201  2,577   110,600 SH  SOLE   110,600
NIKE INC. 'B'                      CL B    654106103 17,656   284,240 SH  SOLE   284,240
NOKIA CORP.--SPON ADR           SPONSORED
                                   ADR     654902204  8,373   440,680 SH  SOLE   440,680
NOVARTIS AG-ADR                 SPONSORED
                                   ADR     66987V109 10,430   172,090 SH  SOLE   172,090
ORACLE CORPORATION                 COM     68389X105 12,491   578,410 SH  SOLE   578,410
PACKAGING CORP. OF AMERICA         COM     695156109  1,379    84,100 SH  SOLE    84,100
PAYCHEX INC.                       COM     704326107  9,615   300,400 SH  SOLE   300,400
PEPSI BOTTLING GROUP INC.          COM     713409100  6,849   249,800 SH  SOLE   249,800
PETROHAWK ENERGY CORP              COM     716495106  2,312   121,450 SH  SOLE   121,450
PHILIP MORRIS INT'L INC.           COM     718172109  1,932    36,450 SH  SOLE    36,450
PHILLIPS-VAN HEUSEN                COM     718592108  1,939    79,100 SH  SOLE    79,100
POLARIS INDUSTRIES, INC.           COM     731068102  1,588    45,500 SH  SOLE    45,500
POTASH CORP. OF SASKATCHEWAN       COM     73755L107  1,188    13,320 SH  SOLE    13,320
PRE PAID LEGAL SERVICES INC.       COM     740065107  1,826    40,200 SH  SOLE    40,200
PRECISION CASTPARTS CORP.          COM     740189105  2,970    41,000 SH  SOLE    41,000
PRICELINE.COM INC.               COM NEW   741503403  8,434    94,020 SH  SOLE    94,020
REINSURANCE GROUP OF AMERICA A   COM NEW   759351604  1,923    36,879 SH  SOLE    36,879
RESEARCH IN MOTION                 COM     760975102  6,807   137,720 SH  SOLE   137,720
S & P DEPOSITARY RECEIPT        UNIT SER 1 78462F103  1,754    15,955 SH  SOLE    15,955
SCHERING PLOUGH CORP.              COM     806605101    602    29,000 SH  SOLE    29,000
SELECT SECTOR SPDR               SBI INT-
                                   FINL    81369Y605  1,415    92,820 SH  SOLE    92,820
SHAW COMMUNICATION INC. CL B    CL B CONV  82028K200    485    22,500 SH  SOLE    22,500
SNAP-ON INC.                       COM     833034101  1,453    30,300 SH  SOLE    30,300
SOUTHERN COMPANY                   COM     842587107  2,964    65,780 SH  SOLE    65,780
SPDR GOLD TRUST                  GOLD SHS  78463V107 32,750   310,780 SH  SOLE   310,780
ST. JUDE MEDICAL INC.              COM     790849103    735    18,300 SH  SOLE    18,300
STARBUCKS CORP.                    COM     855244109    404    35,100 SH  SOLE    35,100
STRYKER CORP.                      COM     863667101    856    17,600 SH  SOLE    17,600
TELLABS INC.                       COM     879664100  1,520   302,990 SH  SOLE   302,990
TERADATA CORP.                     COM     88076W103    484    26,770 SH  SOLE    26,770
TESORO CORP.                       COM     881609101  1,227    76,480 SH  SOLE    76,480
THOMSON REUTERS CORP.              COM     884903105  1,368    38,540 SH  SOLE    38,540
TIM HORTONS INC.                   COM     88706M103  1,824    51,933 SH  SOLE    51,933
TORO CO                            COM     891092108  3,272    81,400 SH  SOLE    81,400
TOTAL SYSTEM SERVICES INC.         COM     891906109  1,478    86,700 SH  SOLE    86,700
UNION PACIFIC CORP                 COM     907818108    263     4,520 SH  SOLE     4,520
URS CORP.                          COM     903236107  3,612    72,730 SH  SOLE    72,730
VALERO ENERGY CORP. COM            COM     91913Y100  1,265    48,000 SH  SOLE    48,000
VARIAN MEDICAL SYSTEMS INC.        COM     92220P105    516    12,100 SH  SOLE    12,100
VEOLIA ENVIRONMENT SPONS ADR    SPONSORED
                                   ADR     92334N103  5,098   132,000 SH  SOLE   132,000
VIROPHARMA INC.                    COM     928241108    293    18,500 SH  SOLE    18,500
VODAFONE GROUP PLC ADR          SPONSORED
                                 ADR NEW   92857W209 33,500 1,345,590 SH  SOLE 1,345,590
WENDY'S/ARBY'S GROUP INC-A         COM     950587105  5,452   906,094 SH  SOLE   906,094
WYETH                              COM     983024100  4,610   100,910 SH  SOLE   100,910
XTO ENERGY INC                     COM     98385X106 14,191   330,332 SH  SOLE   330,332